Schedules of Investments As of October 31, 2024

Permanent Portfolio®

Class A – PRPDX | Class C – PRPHX | Class I – PRPFX

Short-Term Treasury Portfolio

Class I – PRTBX

Versatile Bond Portfolio

Class A – PRVDX | Class C – PRVHX | Class I – PRVBX

Aggressive Growth Portfolio

Class A – PAGDX | Class C – PAGHX | Class I – PAGRX

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2024 (Unaudited)

Quantity		Market Value
	GOLD ASSETS — 22.60% of Total Net Assets
217,320 Troy Oz.	Gold bullion (a)	$595,086,014
90,000 Coins	One-ounce gold coins (a)	252,163,500

	Total Gold Assets (identified cost $328,396,837)	$847,249,514

	SILVER ASSETS — 5.28% of Total Net Assets
6,058,176 Troy Oz.	Silver bullion (a)	$197,817,627

	Total Silver Assets (identified cost $92,215,771)	$197,817,627

Principal Amount
	SWISS FRANC ASSETS — 7.62% of Total Net Assets
CHF 70,000,000	1.500% Swiss Confederation Bonds, 07-24-25	$81,627,652
CHF 65,000,000	1.250% Swiss Confederation Bonds, 05-28-26	76,275,549
CHF 20,000,000	3.250% Swiss Confederation Bonds, 06-27-27	24,921,545
CHF 80,000,000	.347% Swiss Confederation Bonds, 06-22-29 (b)	91,159,979
CHF 10,000,000	.500% Swiss Confederation Bonds, 05-27-30	11,673,904

	Total Swiss Franc Assets (identified cost $263,534,437)	$285,658,629

Number of Shares
	REAL ESTATE AND NATURAL RESOURCE STOCKS — 17.29% of Total Net Assets

	NATURAL RESOURCES — 7.75% of Total Net Assets
180,000	APA Corporation	$4,248,000
160,000	BHP Group, Ltd. (c)	8,873,600
2,000,000	Birchcliff Energy, Ltd.	7,500,000
160,000	BP, p.l.c. (c)	4,697,600
500,000	Cameco Corporation	26,110,000
320,000	Canadian Natural Resources Ltd.	10,886,400
150,000	Chevron Corporation	22,323,000
150,000	ConocoPhillips	16,431,000
350,000	Devon Energy Corporation	13,538,000
150,000	Exxon Mobil Corporation	17,517,000
2,100,000	Freeport-McMoRan, Inc.	94,542,000
350,000	Murphy Oil Corporation	11,018,000
135,000	Nutrien, Ltd.	6,436,800
180,000	Occidental Petroleum Corporation	9,019,800
100,000	Occidental Petroleum Corporation warrants (a)	2,845,000
180,000	Ovintiv, Inc.	7,056,000
160,000	Rio Tinto p.l.c (c)	10,382,400
500,000	South32 Limited (c)	5,960,000
200,000	Vale S.A. (c)	2,140,000
175,000	Viper Energy Partners LP	9,082,500

		$290,607,100

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2024 (Unaudited)

Number of Shares		Market Value
	REAL ESTATE — 9.54% of Total Net Assets
125,000	Alexander & Baldwin, Inc.	$2,326,250
40,000	American Tower Corporation	8,541,600
60,000	AvalonBay Communities, Inc.	13,296,600
60,000	BXP, Inc.	4,833,600
200,000	Centerspace	13,932,000
75,000	Digital Realty Trust, Inc.	13,367,250
60,000	Essex Property Trust, Inc.	17,031,600
100,000	Federal Realty Investment Trust	11,084,000
150,000	Highwoods Properties, Inc.	5,031,000
300,000	Kimco Realty Corporation	7,116,000
400,000	Outfront Media, Inc.	7,104,000
150,000	Prologis, Inc.	16,941,000
125,000	Regency Centers Corporation	8,930,000
100,000	Simon Property Group, Inc.	16,912,000
165,000	Texas Pacific Land Corporation	192,390,000
125,000	UDR, Inc.	5,273,750
250,000	UMH Properties, Inc.	4,662,500
100,000	Vornado Realty Trust	4,141,000
150,000	Weyerhaeuser Company	4,674,000

		$357,588,150

	Total Real Estate and Natural Resource Stocks (identified cost $310,539,817)	$648,195,250

	AGGRESSIVE GROWTH STOCKS — 18.41% of Total Net Assets

	AEROSPACE — .80% of Total Net Assets
55,000	Lockheed Martin Corporation	$30,032,750

		$30,032,750

	CHEMICALS — .59% of Total Net Assets
55,000	Air Products & Chemicals, Inc.	$17,079,150
55,000	Albemarle Corporation	5,210,150

		$22,289,300
	COMPUTER SOFTWARE & SERVICES — 2.08% of Total Net Assets
55,000	Autodesk, Inc. (a)	$15,609,000
1,500,000	Palantir Technologies, Inc. Class A (a)	62,340,000

		$77,949,000
	ELECTRICAL EQUIPMENT & ELECTRONICS — 3.74% of Total Net Assets
200,000	Broadcom, Inc.	$33,954,000
800,000	NVIDIA Corporation	106,208,000

		$140,162,000
	ENERGY SERVICES & PROCESSING — .45% of Total Net Assets
200,000	HF Sinclair Corporation	$7,722,000
75,000	Phillips 66	9,136,500

		$16,858,500

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2024 (Unaudited)

Number of Shares		Market Value
	ENGINEERING & CONSTRUCTION — .81% of Total Net Assets
175,000	Fluor Corporation (a)	$9,149,000
125,000	Lennar Corporation Class A	21,287,500

		$30,436,500
	ENTERTAINMENT & LEISURE — 2.60% of Total Net Assets
65,000	Disney (Walt) Company	$6,253,000
150,000	Meta Platforms, Inc. Class A	85,137,000
65,000	Wynn Resorts, Ltd. (a)	6,241,300

		$97,631,300
	FINANCIAL SERVICES — 1.74% of Total Net Assets
300,000	Affirm Holdings, Inc. Class A (a)	$13,155,000
175,000	Morgan Stanley	20,343,750
175,000	Schwab (Charles) Corporation	12,395,250
50,000	State Street Corporation	4,640,000
50,000	Visa, Inc. Class A	14,492,500

		$65,026,500
	MANUFACTURING — 1.77% of Total Net Assets
60,000	Agilent Technologies, Inc.	$7,818,600
60,000	Illinois Tool Works, Inc.	15,667,800
60,000	IPG Photonics Corporation (a)	4,857,600
60,000	Parker-Hannifin Corporation	38,044,200

		$66,388,200
	MATERIALS — .38% of Total Net Assets
100,000	Nucor Corporation	$14,184,000

		$14,184,000
	PHARMACEUTICALS — .47% of Total Net Assets
55,000	Amgen, Inc.	$17,608,800

		$17,608,800
	RETAIL — 1.64% of Total Net Assets
55,000	Costco Wholesale Corporation	$48,079,900
100,000	Williams-Sonoma, Inc.	13,413,000

		$61,492,900
	TRANSPORTATION — 1.34% of Total Net Assets
150,000	Canadian Pacific Kansas City Limited	$11,574,000
55,000	FedEx Corporation	15,061,750
75,000	Ryder System, Inc.	10,971,000
175,000	Uber Technologies, Inc. (a)	12,608,750

		$50,215,500

	Total Aggressive Growth Stocks (identified cost $182,730,073)	$690,275,250

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2024 (Unaudited)

Principal Amount		Market Value
	DOLLAR ASSETS — 28.15% of Total Net Assets

	CORPORATE BONDS — 24.95% of Total Net Assets

	AEROSPACE — .20% of Total Net Assets
$7,500,000	2.930% Northrop Grumman Corporation, 01-15-25	$7,466,846

		$7,466,846
	CHEMICALS — 1.24% of Total Net Assets
15,000,000	5.150% FMC Corporation, 05-18-26	$15,033,270
7,500,000	3.750% RPM International, Inc., 03-15-27	7,317,754
7,500,000	4.800% Sherwin-Williams Company, 09-01-31	7,452,604
17,000,000	3.600% Westlake Corporation, 08-15-26	16,643,544

		$46,447,172
	COMPUTER SOFTWARE & SERVICES — .89% of Total Net Assets
33,500,000	4.750% Trimble, Inc., 12-01-24	$33,490,620

		$33,490,620
	CONSUMER PRODUCTS — 2.95% of Total Net Assets
15,000,000	4.600% Conagra Brands, Inc., 11-01-25	$14,977,778
10,000,000	7.125% Conagra Brands, Inc., 10-01-26	10,386,740
20,000,000	3.500% Imperial Brands, p.l.c., 07-26-26 (d)	19,471,740
10,000,000	4.750% Nestle Capital Corporation, 03-12-31 (d)	10,018,110
35,000,000	1.250% Pernod Ricard International Finance, LLC, 04-01-28 (d)	31,152,520
15,000,000	3.500% Smucker (J. M.) Company, 03-15-25	14,907,352
10,000,000	3.375% Smucker (J. M.) Company, 12-15-27	9,638,360

		$110,552,600
	ELECTRICAL EQUIPMENT & ELECTRONICS — .33% of Total Net Assets
12,500,000	4.625% Avnet, Inc., 04-15-26	$12,404,881

		$12,404,881
	ENERGY SERVICES & PROCESSING — .14% of Total Net Assets
4,805,000	6.875% Oneok, Inc., 09-30-28	$5,096,137

		$5,096,137
	ENGINEERING & CONSTRUCTION — 1.00% of Total Net Assets
10,000,000	2.600% D.R. Horton, Inc., 10-15-25	$9,808,665
12,500,000	4.750% Lennar Corporation, 11-29-27	12,488,731
15,000,000	5.500% PulteGroup, Inc., 03-01-26	15,096,750

		$37,394,146

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2024 (Unaudited)

Principal Amount		Market Value
	FINANCIAL SERVICES — 3.45% of Total Net Assets
$10,000,000	3.500% Affiliated Managers Group, Inc., 08-01-25	$9,908,705
7,500,000	6.750% AmSouth Bancorporation, 11-01-25	7,593,409
7,500,000	4.250% Associated Banc-Corp, 01-15-25	7,549,448
7,500,000	3.375% Citadel Finance, LLC, 03-09-26 (d)	7,272,480
15,000,000	3.750% Intercontinental Exchange, Inc., 12-01-25	14,856,232
15,000,000	4.875% Janus Henderson Holdings, Inc., 08-01-25	14,978,333
15,000,000	4.700% Key Bank, N.A., 01-26-26	14,913,307
15,000,000	5.400% Manufacturers & Traders Trust Company, 11-21-25	15,116,783
7,500,000	4.875% Mastercard, Inc., 05-09-34	7,496,351
15,000,000	2.250% Regions Financial Corporation, 05-18-25	14,769,098
15,000,000	.700% UBS Group, AG, 08-09-24 (d)	14,950,132

		$129,404,278
	INSURANCE — 1.59% of Total Net Assets
20,000,000	3.625% Alleghany Corporation, 05-15-30	$18,926,160
7,500,000	4.500% Brown & Brown, Inc., 03-15-29	7,378,871
7,564,000	4.500% Horace Mann Educators Corporation, 12-01-25	7,511,778
15,000,000	4.350% Kemper Corporation, 02-15-25	14,922,480
7,500,000	4.400% Mercury General Corporation, 03-15-27	7,365,709
3,500,000	5.125% SBL Holdings, Inc., 11-13-26 (d)	3,450,965

		$59,555,963
	MANUFACTURING — 1.20% of Total Net Assets
15,000,000	2.750% Alcon Finance Corporation, 09-23-26 (d)	$14,457,360
10,000,000	4.625% Kennametal, Inc., 06-15-28	9,877,490
10,000,000	4.600% Keysight Technologies, Inc., 04-06-27	9,962,870
10,000,000	6.700% Rockwell Automation, Inc., 01-15-28	10,541,500

		$44,839,220
	MATERIALS — 1.00% of Total Net Assets
9,702,000	2.500% Martin Marietta Materials, Inc., 03-15-30	$8,627,329
10,000,000	2.400% Steel Dynamics, Inc., 06-15-25	9,840,685
7,250,000	4.500% Vulcan Materials Company, 04-01-25	7,226,075
12,500,000	3.500% Vulcan Materials Company, 06-01-30	11,634,712

		$37,328,801
	NATURAL RESOURCES — 3.26% of Total Net Assets
7,500,000	4.875% BHP Billiton Finance (USA) Limited, 02-27-26	$7,522,564
5,250,000	3.900% Cimarex Energy Company, 05-15-27	4,961,250
6,500,000	4.375% Cimarex Energy Company, 03-15-29	5,980,000
4,500,000	3.900% Coterra Energy, Inc., 05-15-27	4,382,516
10,000,000	5.875% Devon Energy Corporation, 06-15-28	10,077,260
10,000,000	4.050% Mosaic (The) Company, 11-15-27	9,812,175
7,500,000	3.000% Nutrien, Ltd., 04-01-25	7,446,023
7,500,000	4.000% Nutrien, Ltd., 12-15-26	7,385,782
17,500,000	5.650% Ovintiv, Inc., 05-15-25	17,563,875
15,000,000	5.375% Ovintiv, Inc., 01-01-26	15,028,125
12,500,000	5.650% Ovintiv, Inc., 05-15-28	12,705,075
7,225,000	4.125% Parsley Energy, LLC, 02-15-28 (d)	6,986,185
6,911,000	7.200% Pioneer Natural Resources Company, 01-15-28	7,458,310
5,000,000	3.800% Yara International ASA, 06-06-26 (d)	4,932,215

		$122,241,355

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2024 (Unaudited)

Principal Amount		Market Value
	PHARMACEUTICALS — .31% of Total Net Assets
$5,000,000	6.800% Bristol-Myers Squibb Company, 11-15-26	$5,239,395
6,500,000	3.250% EMD Finance, LLC, 03-15-25 (d)	6,457,334

		$11,696,729
	REAL ESTATE — 4.27% of Total Net Assets
7,500,000	3.650% Boston Properties, L.P., 02-01-26	$7,359,675
5,000,000	3.950% Brandywine Operating Partnership, L.P., 11-15-27	4,687,345
7,500,000	5.850% Camden Property Trust, 11-03-26	7,680,383
10,000,000	4.100% Camden Property Trust, 10-15-28	9,777,930
10,000,000	2.000% COPT Defense Properties, 01-15-29	8,775,435
17,000,000	3.125% Cubesmart, L.P., 09-01-26	16,495,049
5,000,000	2.625% Equinix, Inc., 11-18-24	4,993,400
5,000,000	1.250% Federal Realty Investment Trust, 02-15-26	4,770,075
7,500,000	4.125% Highwoods Realty, L.P., 03-15-28	7,187,377
10,000,000	3.850% Kimco Realty Corporation, 06-01-25	9,916,525
5,000,000	3.600% Regency Centers, L.P., 02-01-27	4,867,998
5,145,000	4.125% Regency Centers, L.P., 03-15-28	5,033,991
10,000,000	2.950% Regency Centers, L.P., 09-15-29	9,190,900
10,000,000	3.700% Regency Centers, L.P., 6-15-30	9,399,215
15,000,000	4.000% Retail Opportunity Investments Corporation, 12-15-24	14,962,590
17,500,000	2.300% Sun Communities Operating Limited Partnership, 11-01-28	15,687,131
10,000,000	2.950% UDR, Inc., 09-01-26	9,657,365
10,000,000	4.400% UDR, Inc., 01-26-29	9,778,410

		$160,220,794
	RETAIL — .91% of Total Net Assets
7,500,000	1.750% Advance Auto Parts, Inc., 10-01-27	$6,667,579
15,000,000	3.500% AutoNation, Inc., 11-15-24	14,989,710
5,000,000	4.500% AutoNation, Inc., 10-01-25	4,975,698
7,500,000	4.750% Starbucks Corporation, 02-15-26	7,514,561

		$34,147,548
	TRANSPORTATION — 1.54% of Total Net Assets
10,000,000	2.875% Canadian Pacific Kansas City Limited, 11-15-29	$9,179,165
5,000,000	3.350% CSX Corporation, 11-01-25	4,935,603
10,000,000	4.250% CSX Corporation, 03-15-29	9,862,085
12,500,000	3.875% Hunt (J.B.) Transport Services, Inc., 03-01-26	12,352,337
14,500,000	4.450% Penske Truck Leasing Company, L.P., 01-29-26 (d)	14,392,483
7,500,000	1.750% Ryder System, Inc., 09-01-26	7,095,982

		$57,817,655
	UTILITIES — .67% of Total Net Assets
5,345,000	3.25% Entergy Mississsippi, LLC, 12-01-27	$5,133,830
12,500,000	5.200% National Fuel Gas Company, 07-15-25	12,484,763
7,500,000	3.300% Xcel Energy, Inc., 06-01-25	7,422,896

		$25,041,489

		$935,146,234

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2024 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 3.20% of Total Net Assets
$15,000,000	United States Treasury bills 3.814%, 11-05-24 (b)	$14,992,166
15,000,000	United States Treasury bills 4.519%, 01-23-25 (b)	14,847,456
10,000,000	United States Treasury bonds 1.125%, 01-15-25	9,928,621
10,000,000	United States Treasury bonds 4.875%, 04-30-26	10,093,272
25,000,000	United States Treasury bonds 3.750%, 08-15-27	24,753,242
50,000,000	United States Treasury bonds 3.500%, 02-15-39	45,393,463

		$120,008,220

	Total Dollar Assets (identified cost $1,064,516,148)	$1,055,154,454

	Total Portfolio — 99.35% of total net assets (identified cost $2,241,933,083) (e)	$3,724,350,724
	Other assets, less liabilities (.65% of total net assets)	24,247,514

	Net assets applicable to outstanding shares	$3,748,598,238

	Notes:
	(a) Non-income producing.
	(b) Interest rate represents yield to maturity.
	(c) Sponsored American Depositary Receipt (ADR).

(d) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2024, these securities amounted to $133,541,524, or 3.56% of Permanent Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

SHORT-TERM TREASURY PORTFOLIO Schedule of Investments October 31, 2024 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 99.00% of Total Net Assets
$750,000	United States Treasury bills 4.526%, 12-10-24 (a)	$746,299
1,500,000	United States Treasury notes 1.375%, 01-31-25	1,488,137
1,400,000	United States Treasury notes 2.625%, 04-15-25	1,388,779
1,500,000	United States Treasury notes .250%, 08-31-25	1,449,610
1,400,000	United States Treasury notes 4.000%, 02-15-26	1,395,885
1,300,000	United States Treasury notes 4.125%, 06-15-26	1,298,323
1,400,000	United States Treasury notes 1.500%, 08-15-26	1,336,080
1,300,000	United States Treasury notes 2.000%, 11-15-26	1,246,091
1,500,000	United States Treasury notes 4.250%, 03-15-27	1,504,153
1,500,000	United States Treasury notes 3.750%, 08-15-27	1,485,195

	Total United States Treasury Securities (identified cost $13,343,381)	$13,338,552

	Total Portfolio — 99.00% of total net assets (identified cost $13,343,381)(b)	$13,338,552
	Other assets, less liabilities (1.00% of total net assets)	134,116

	Net assets applicable to outstanding shares	$13,472,668

	Notes:
	(a) Interest rate represents yield to maturity. (b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

VERSATILE BOND PORTFOLIO Schedule of Investments October 31, 2024 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 84.89% of Total Net Assets

	AEROSPACE — .99% of Total Net Assets
$1,000,000	4.200% Hexcel Corporation, 02-15-27	$975,919

		$975,919
	CHEMICALS — 2.00% of Total Net Assets
1,000,000	3.200% FMC Corporation, 10-01-26	$966,738
1,000,000	4.800% Sherwin-Williams Company, 09-01-31	993,681

		$1,960,419
	COMPUTER SOFTWARE & SERVICES — 3.54% of Total Net Assets
500,000	1.000% Fortinent, Inc., 03-15-26	$474,216
3,000,000	4.750% Trimble, Inc., 12-01-24	2,999,160

		$3,473,376
	CONSUMER PRODUCTS — 8.11% of Total Net Assets
1,000,000	7.125% Conagra Brands, Inc., 10-01-26	$1,038,674
4,750,000	3.500% Imperial Brands, p.l.c., 07-26-26 (a)	4,624,538
370,000	.875% Mars, Inc., 07-16-26 (a)	347,285
1,000,000	3.500% Smucker (J. M.) Company, 03-15-25	993,824
1,000,000	3.375% Smucker (J. M.) Company, 12-15-27	963,836

		$7,968,157
	ELECTRICAL EQUIPMENT & ELECTRONICS — 1.26% of Total Net Assets
1,250,000	4.625% Avnet, Inc., 04-15-26	$1,240,488

		$1,240,488
	ENERGY SERVICES & PROCESSING — 8.27% of Total Net Assets
5,543,600	4.750% El Paso Energy Capital Trust I, 03-31-28 (b)	$5,299,682
820,000	5.625% Hess Midstream Operations, LP, 02-15-26 (a)	817,950
750,000	5.875% HF Sinclair Corporation, 04-01-26	757,482
1,250,000	5.000% Oneok, Inc., 03-01-26	1,251,651

		$8,126,765
	ENGINEERING & CONSTRUCTION — 3.07% of Total Net Assets
3,000,000	5.500% PulteGroup, Inc., 03-01-26	$3,019,350

		$3,019,350
	FINANCIAL SERVICES — 8.94% of Total Net Assets
1,500,000	3.500% Affiliated Managers Group, Inc., 08-01-25	$1,486,306
997,500	6.500% B. Riley Financial, Inc., 09-30-26	537,453
3,000,000	4.700% Key Bank, N.A., 01-26-26	2,982,662
375,000	4.625% KKR Group Finance Company IX, 04-01-61	294,000
3,000,000	2.900% Manufactuers & Traders Trust Company, 02-06-25	2,979,799
500,000	5.900% PNC Bank, N.A., 04-01-26	503,155

		$8,783,375

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments October 31, 2024 (Unaudited)

Principal Amount		Market Value
	INSURANCE — 11.95% of Total Net Assets
$1,500,000	4.500% Brown & Brown, Inc., 03-15-29	$1,475,774
1,000,000	7.400% F&G Annuities & Life, Inc., 01-13-28	1,043,271
3,000,000	4.500% Horace Mann Educators Corporation, 12-01-25	2,979,288
3,000,000	4.350% Kemper Corporation, 02-15-25	2,984,496
1,000,000	3.750% Loews Corporation, 04-01-26	988,009
1,750,000	4.400% Mercury General Corporation, 03-15-27	1,718,665
750,000	7.450% Phoenix Companies, Inc., 01-15-32	551,250

		$11,740,753
	MANUFACTURING — 7.08% of Total Net Assets
375,000	8.125% Babcock & Wilcox Enterprises, Inc., 02-28-26	$358,200
3,000,000	4.625% Kennametal, Inc., 06-15-28	2,963,247
2,875,000	4.600% Keysight Technologies Inc., 04-06-27	2,864,325
750,000	5.600% Nordson Corporation, 09-15-28	771,183

		$6,956,955
	MATERIALS — 1.01% of Total Net Assets
1,000,000	2.800% Steel Dynamics, Inc., 12-15-24	$996,875

		$996,875
	NATURAL RESOURCES — 8.94% of Total Net Assets
1,000,000	3.900% Cimarex Energy Company, 05-15-27	$945,000
180,000	4.375% Cimarex Energy Company, 03-15-29	165,600
500,000	1.625% Glencore Funding, LLC, 09-01-25 (a)	486,424
3,000,000	5.650% Ovintiv, Inc., 05-15-25	3,010,950
1,000,000	5.375% Ovintiv, Inc., 01-01-26	1,001,875
500,000	5.650% Ovintiv, Inc., 05-15-28	508,203
2,750,000	4.125% Parsley Energy, LLC, 02-15-28 (a)	2,659,102

		$8,777,154
	REAL ESTATE — 12.79% of Total Net Assets
1,250,000	4.100% Camden Property Trust, 10-15-28	$1,222,241
1,250,000	3.125% Cubesmart, L.P., 09-01-26	1,212,871
1,250,000	2.250% Cubesmart, L.P., 12-15-28	1,129,261
538,000	3.375% Duke Realty, L.P., 12-15-27	506,304
500,000	7.600% First Industrial, L.P., 07-15-28	527,783
1,250,000	3.850% Kimco Realty Corporation, 06-01-25	1,239,566
1,250,000	3.250% Kimco Realty Corporation, 08-15-26	1,214,201
500,000	1.900% Kimco Realty Corporation, 03-01-28	456,189
1,000,000	3.600% Regency Centers, L.P., 02-01-27	973,600
1,000,000	3.700% Regency Centers, L.P., 06-15-30	939,921
2,250,000	4.000% Retail Opportunity Investments Corporation, 12-15-24	2,244,389
1,000,000	2.300% Sun Communities Operating Limited Partnership, 11-01-28	896,408

		$12,562,734
	RETAIL — 2.54% of Total Net Assets
2,500,000	3.500% AutoNation, Inc., 11-15-24	$2,498,285

		$2,498,285

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments October 31, 2024 (Unaudited)

Principal Amount		Market Value
	TRANSPORTATION — 1.59% of Total Net Assets
$1,000,000	6.700% Burlington Northern Santa Fe, LLC, 08-01-28	$1,066,745
500,000	4.250% CSX Corporation, 03-15-29	493,104

		$1,559,849
	UTILITIES — 1.02% of Total Net Assets
498,000	3.600% Eastern Gas Transmission & Storage, Inc., 12-15-24	$495,762
500,000	7.375% National Fuel Gas Company, 06-13-25	505,152

		$1,000,914
	WASTE & ENVIRONMENTAL SERVICES — 1.79% of Total Net Assets
1,750,000	4.875% Republic Services, Inc., 04-01-29	$1,762,210

		$1,762,210

	Total Corporate Bonds (identified cost $85,052,685)	$83,403,578

	UNITED STATES TREASURY SECURITIES — 3.31% of Total Net Assets
3,250,000	United States Treasury bills 3.814%, 11-05-24 (c)	$3,248,302

	Total United States Treasury Securities (identified cost $3,248,283)	$3,248,302

Number of Shares
	PREFERRED STOCKS — 11.09% of Total Net Assets

	COMMUNICATIONS SERVICES — 2.37% of Total Net Assets
45,000	7.125% DigitalBridge Group, Inc., Preferred Class H (d)	$1,122,750
32,676	7.125% DigitalBridge Group, Inc., Preferred Class J (d)	826,049
20,000	6.000% Telephone & Data Systems, Inc., Preferred Class VV (d)	374,800

		$2,323,599
	FINANCIAL SERVICES — 3.78% of Total Net Assets
15,000	5.625% Associated Banc-Corp, Preferred Class F (e)	$323,400
50,000	5.000% Capital One Financial Corporation, Preferred Class I (e)	1,035,500
40,721	7.875% Compass Diversified Holdings, Preferred Class C (d)	1,000,108
15,000	6.000% Merchants Bancorp, Preferred Class C (e)	345,000
15,000	4.450% Schwab (Charles) Corporation, Preferred Class J (e)	319,050
37,500	4.875% WaFD, Inc., Preferred Class A (e)	687,750

		$3,710,808

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments October 31, 2024 (Unaudited)

Number of Shares		Market Value
	REAL ESTATE — 4.94% of Total Net Assets
45,000	6.375% CTO Realty Growth, Inc., Preferred Class A (d)	$1,100,700
20,000	5.125% Kimco Realty Corporation, Preferred Class L (d)	456,600
28,383	6.250% Regency Centers Corporation, Preferred Class A (d)	710,994
80,000	5.875% Regency Centers Corporation, Preferred Class B (d)	1,954,400
25,000	4.450% Site Centers Corporation, Preferred Class J (d)	627,750

		$4,850,444

	Total Preferred Stocks (identified cost $11,355,040)	$10,884,851

	Total Portfolio — 99.29% of total net assets (identified cost $99,656,008) (f)	$97,536,731
	Other assets, less liabilities (.71% of total net assets)	695,142

	Net assets applicable to outstanding shares	$98,231,873

	Notes:

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2024, these securities amounted to $8,935,299, or 9.10% of Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(b) Convertible security.
	(c) Interest rate represents yield to maturity.
	(d) Cumulative, perpetual preferred stock.
	(e) Non-cumulative, perpetual preferred stock.
	(f) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments October 31, 2024 (Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 98.41% of Total Net Assets

	AEROSPACE — 3.75% of Total Net Assets
3,000	Lockheed Martin Corporation	$1,638,150

		$1,638,150
	CHEMICALS — 3.21% of Total Net Assets
3,000	Air Products & Chemicals, Inc.	$931,590
5,000	Albemarle Corporation	473,650

		$1,405,240
	COMPUTER SOFTWARE & SERVICES — 9.07% of Total Net Assets
3,000	Autodesk, Inc. (a)	$851,400
75,000	Palantir Technologies, Inc. Class A (a)	3,117,000

		$3,968,400
	ELECTRICAL EQUIPMENT & ELECTRONICS — 25.97% of Total Net Assets
20,000	Broadcom, Inc.	$3,395,400
60,000	NVIDIA Corporation	7,965,600

		$11,361,000
	ENERGY SERVICES & PROCESSING — 1.32% of Total Net Assets
15,000	HF Sinclair Corporation	$579,150

		$579,150
	ENGINEERING & CONSTRUCTION — 3.14% of Total Net Assets
10,000	Fluor Corporation (a)	$522,800
5,000	Lennar Corporation Class A	851,500

		$1,374,300
	ENTERTAINMENT & LEISURE — 8.69% of Total Net Assets
5,000	Disney (Walt) Company	$481,000
5,000	Meta Platforms, Inc. Class A	2,837,900
5,000	Wynn Resorts, Ltd. (a)	480,100

		$3,799,000
	FINANCIAL SERVICES — 8.83% of Total Net Assets
15,000	Affirm Holdings, Inc. Class A (a)	$657,750
10,000	Morgan Stanley	1,162,500
10,000	Schwab (Charles) Corporation	708,300
5,000	State Street Corporation	464,000
3,000	Visa, Inc. Class A	869,550

		$3,862,100
	MANUFACTURING — 8.07% of Total Net Assets
4,000	Agilent Technologies, Inc.	$521,240
3,000	Illinois Tool Works, Inc.	783,390
4,000	IPG Photonics Corporation (a)	323,840
3,000	Parker-Hannifin Corporation	1,902,210

		$3,530,680
	MATERIALS — .97% of Total Net Assets
3,000	Nucor Corporation	$425,520

		$425,520

Continued on following page.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments October 31, 2024 (Unaudited)

Number of Shares		Market Value
	NATURAL RESOURCES — 10.05% of Total Net Assets
100,000	Birchcliff Energy, Ltd.	$375,000
70,000	Freeport-McMoRan, Inc.	3,151,400
10,000	Nutrien, Ltd.	476,800
10,000	Ovintiv, Inc.	392,000

		$4,395,200
	PHARMACEUTICALS — 2.20% of Total Net Assets
3,000	Amgen, Inc.	$960,480

		$960,480
	RETAIL — 7.06% of Total Net Assets
2,000	Costco Wholesale Corporation	$1,748,360
10,000	Williams-Sonoma, Inc.	1,341,300

		$3,089,660
	TRANSPORTATION — 6.08% of Total Net Assets
5,000	Canadian Pacific Kansas City Limited	$385,800
3,000	FedEx Corporation	821,550
5,000	Ryder System, Inc.	731,400
10,000	Uber Technologies, Inc. (a)	720,500

		$2,659,250

	Total Portfolio — 98.41% of total net assets (identified cost $10,473,125) (b)	$43,048,130
	Other assets, less liabilities (1.59% of total net assets)	693,458

	Net assets applicable to outstanding shares	$43,741,588

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2024 (Unaudited)

NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of October 31, 2024 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$882,728,988	$23,658	$397,839	$33,310,468
Investments other than securities	624,454,533	—	—	—

	1,507,183,521	23,658	397,839	33,310,468
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(24,765,880)	(28,487)	(2,517,116)	(735,463)
Investments other than securities	—	—	—	—

	(24,765,880)	(28,487)	(2,517,116)	(735,463)

Net unrealized appreciation (depreciation) of investments	$1,482,417,641	$(4,829)	$(2,119,277)	$32,575,005

VALUATION OF INVESTMENTS

Each Portfolio’s assets are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government and agency securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, are valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value procedures approved by the Fund’s Board of Trustees. The Fund’s investment adviser has been designated as the Fund’s valuation designee, effective September 8, 2022, with responsibility for fair valuation, subject to oversight by the Fund’s Board of Trustees.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2024 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2024 (Unaudited)

Transfers between levels are recognized at the end of a reporting period. There were no transfers into or out of Levels 1, 2 or 3 during the nine months ended October 31, 2024. The Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio held no Level 3 assets during the nine months then ended.

As of October 31, 2024 and during the nine months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
PERMANENT PORTFOLIO®
Gold assets	$847,249,514	$—	$—	$847,249,514
Silver assets	197,817,627	—	—	197,817,627
Swiss franc assets	—	285,658,629	—	285,658,629
Real estate and natural resource stocks	648,195,250	—	—	648,195,250
Aggressive growth stocks †	690,275,250	—	—	690,275,250
Dollar assets:
Corporate bonds †	—	935,146,234	—	935,146,234
United States Treasury securities	—	120,008,220	—	120,008,220

Total Portfolio	$2,383,537,641	$1,340,813,083	$—	$3,724,350,724

	64.00%	36.00%	—%	100.00%

SHORT-TERM TREASURY PORTFOLIO
United States Treasury securities	$—	$13,338,552	$—	$13,338,552

Total Portfolio	$—	$13,338,552	$—	$13,338,552

	—%	100.00%	—%	100.00%
VERSATILE BOND PORTFOLIO
Corporate bonds †	$7,040,585	$76,362,993	$—	$83,403,578
Preferred stocks †	10,884,851	—	—	10,884,851
United States Treasury securities	—	3,248,302		3,248,302

Total Portfolio	$17,925,436	$79,611,295	$—	$97,536,731

	18.38%	81.62%	—%	100.00%
AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$43,048,130	$—	$—	$43,048,130
United States Treasury securities	—	—	—	—

Total Portfolio	$43,048,130	$—	$—	$43,048,130

	100.00%	—%	—%	100.00%

†

See the Schedules of Investments for Permanent Portfolio and Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for Permanent Portfolio and Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds and preferred stocks.

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Schedules of Investments

As of October 31, 2024

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Congress Street

Boston, Massachusetts 02114

DISTRIBUTOR

Quasar Distributors, LLC

Three Canal Plaza

Portland, Maine 04101

TRANSFER AGENT

U.S. Bank Global Fund Services

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a Prospectus.	12/24

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2024 Permanent Portfolio Family of Funds. All rights reserved.